Organization and Summary of Significant Accounting Policies (Details 2) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization and Summary of Significant Accounting Policies
Options to purchase common stock	15,633,001	633,000	58,133,001	633,001
Warrants to purchase common stock	68,981,234	738,810	27,405,476	100,574
Convertible notes	21	229,203,829	1,156,304	1,554,866
Convertible Series B Preferred stock	608,886	12,619,167	791,170	31,548
Total	86,207,129	243,194,806	87,485,950	2,319,989